Post-employment benefits for associates (Tables)	12 Months Ended
Dec. 31, 2025
Employee Benefits [Abstract]
Summary of funded and unfunded defined benefit obligations and reconciliation of net liability
The below table summarizes the funded and unfunded DBO for pension and other post-employment benefit plans of Alcon associates at December 31, 2025 and 2024.

	Pension plans		Other post-employment benefit plans
($ millions)	2025	2024	2025	2024
Benefit obligation at January 1	592	638	208	213
Current service cost	18	16	4	5
Interest cost	19	18	12	10
Past service costs and settlements	(1)	—	—	—
Administrative expenses	1	1	—	—
Remeasurement (gains)/losses arising from changes in financial assumptions	(7)	(14)	4	(6)
Remeasurement (gains) arising from changes in demographic assumptions	(1)	—	—	—
Remeasurement losses/(gains) arising from experience-related changes	10	5	(9)	1
Currency translation effects	49	(30)	—	—
Benefit payments	(41)	(47)	(17)	(19)
Contributions of associates	5	5	4	4
Benefit obligation at December 31	644	592	206	208
Fair value of plan assets at January 1	430	448	—	—
Interest income	13	11	—	—
Return on plan assets excluding interest income	17	13	—	—
Currency translation effects	36	(23)	—	—
Employer contributions	22	23	13	15
Contributions of associates	5	5	4	4
Settlements	—	—	—	—
Benefit payments	(41)	(47)	(17)	(19)
Fair value of plan assets at December 31	482	430	—	—
Funded status	(162)	(162)	(206)	(208)
Limitation on recognition of fund surplus at January 1	(30)	(25)
Change in limitation on recognition of fund surplus	(11)	(8)
Currency translation effects	—	3
Limitation on recognition of fund surplus at December 31	(41)	(30)
Net liability in the balance sheet at December 31	(203)	(192)	(206)	(208)
The reconciliation of the net liability from January 1 to December 31 is as follows:

	Pension plans		Other post-employment benefit plans
($ millions)	2025	2024	2025	2024
Net liability at January 1	(192)	(215)	(208)	(213)
Current service cost	(18)	(16)	(4)	(5)
Net interest expense	(6)	(7)	(12)	(10)
Past service costs and settlements	1	—	—	—
Administrative expenses	(1)	(1)	—	—
Remeasurements	15	22	5	5
Currency translation effects	(13)	10	—	—
Employer contributions	22	23	13	15
Change in limitation on recognition of fund surplus	(11)	(8)	—	—
Net liability at December 31	(203)	(192)	(206)	(208)

Amounts recognized in the balance sheet
Prepaid benefit cost	7	6	—	—
Accrued benefit liability	(210)	(198)	(206)	(208)

Breakdown of DBO for pension plans by geography and type of member
The below tables provide detail of the DBO for pension plans by geography and type of member and of plan assets based on the geographical locations in which they are held.

	2025
($ millions)	Switzerland	United States	Germany	United Kingdom	Rest of the world	Total
By type of member
Active	(268)	(26)	(39)	—	(82)	(415)
Deferred pensioners	(8)	(28)	(16)	(28)	(14)	(94)
Pensioners	(36)	(37)	(29)	(27)	(6)	(135)
Benefit obligation at December 31	(312)	(91)	(84)	(55)	(102)	(644)
Thereof: unfunded plans	47	22	—	—	19	88
Thereof: unfunded portion of funded plans	49	—	59	—	14	122
Prepaid benefit costs and assets subject to limitation on recognition of fund surplus	—	—	—	(5)	(43)	(48)
Fair value of plan assets at December 31	216	69	25	60	112	482
Funded status	(96)	(22)	(59)	5	10	(162)

	2024
($ millions)	Switzerland	United States	Germany	United Kingdom	Rest of the world	Total
By type of member
Active	(226)	(25)	(42)	—	(75)	(368)
Deferred pensioners	(8)	(29)	(16)	(26)	(14)	(93)
Pensioners	(33)	(38)	(26)	(27)	(7)	(131)
Benefit obligation at December 31	(267)	(92)	(84)	(53)	(96)	(592)
Thereof: unfunded plans	43	21	—	—	20	84
Thereof: unfunded portion of funded plans	43	1	63	—	7	114
Prepaid benefit costs and assets subject to limitation on recognition of fund surplus	—	—	—	(4)	(32)	(36)
Fair value of plan assets at December 31	181	70	21	57	101	430
Funded status	(86)	(22)	(63)	4	5	(162)

Defined benefit plans assumptions
The below table shows the principal weighted average actuarial assumptions used for calculating defined benefit plans and other post-employment benefits of Alcon associates.

	Pension plans		Other post-employment benefit plans
	2025	2024	2025	2024
Discount rate	3.3%	3.2%	5.2%	5.5%
Expected rate of pension increase	0.9%	1.0%
Expected rate of salary increase	2.4%	2.6%
Interest on savings account	3.0%	2.0%
Current average life expectancy for a 65-year-old male (in years)	20	20	21	21
Current average life expectancy for a 65-year-old female (in years)	22	22	23	23
The below table shows additional details related to the weighted average discount rates for pension and other post-employment benefit plans for each significant country.

	Pension plans		Other post-employment benefit plans
	2025	2024	2025	2024
Switzerland	1.8%	1.6%
United States	5.0%	5.4%	5.2%	5.5%
Germany	4.3%	3.5%
United Kingdom	5.5%	5.5%
The below table summarizes the healthcare cost trend rate assumptions used for other post-employment benefits.

	2025	2024	2023
Healthcare cost trend rate assumed for next year	6.7%	7.0%	6.0%
Rate to which the cost trend rate is assumed to decline	4.5%	4.5%	4.5%
Year that the rate reaches the ultimate trend rate	2035	2035	2030

Disclosure of sensitivity analysis for actuarial assumptions
The below table shows the sensitivity of the defined benefit pension and other post-employment benefit obligations to the principal actuarial assumptions as of December 31, 2025.

($ millions)	(Decrease)/increase in 2025 year-end liability
25 basis point increase in discount rate	(25)
25 basis point decrease in discount rate	26
1 year increase in life expectancy	16
25 basis point increase in rate of pension increase	8
25 basis point decrease in rate of pension increase(1)	(4)
25 basis point increase of interest on savings account	4
25 basis point decrease of interest on savings account	(4)
25 basis point increase in rate of salary increase	3
25 basis point decrease in rate of salary increase	(3)
(1)Decrease in rate of pension increase is limited to zero.

Fair value of plan assets and asset allocation
The below table shows the weighted average plan asset allocation of funded defined benefit pension plans at December 31, 2025, and 2024.

	Pension plans
(as a percentage)	Long-term target minimum	Long-term target maximum	2025	2024
Equity securities	15	40	31	33
Debt securities	20	60	43	40
Real estate	5	20	11	11
Alternative investments	—	20	13	13
Cash and other investments	—	15	2	3
Total			100	100

Schedule of expected future cash flows for benefit plans
The below table summarizes expected employer contributions for one year and expected future benefit payments for ten years for pension and other post-employment benefit plans as of December 31, 2025.

($ millions)	Pension plans	Other post-employment benefit plans
Employer contributions
2026 (estimated)	11	—
Expected future benefit payments
2026	41	16
2027	37	17
2028	38	18
2029	42	19
2030	44	19
2031-2035	220	89